As filed with the Securities and Exchange Commission on March 4, 1999

                                                    Registration No. 333-23939
                                                            File No. 811-08153

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                           ---
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X/
         -------------------------------------------------------           ---
                                                                           ---

                             Pre-Effective Amendment No.                  /  /
                                                                           ---

                            Post-Effective Amendment No. 2                / X/
                                                                           ---


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY            / X/
                                   ACT OF 1940                             ---


                                    Amendment No. 3                       / X/
                                                                          ----

                        (Check appropriate box or boxes)

                      MENTOR VARIABLE INVESTMENT PORTFOLIOS
               (Exact name of registrant as specified in charter)

                              901 East Byrd Street
                            Richmond, Virginia 23219
                    (Address of principal executive offices)

        Registrant's Telephone Number, including Area Code (804) 782-3647
                                 ---------------

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)
                                -----------------

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
                                 --------------

It is proposed that this filing will become effective (check appropriate box):


 [ ] immediately upon filing pursuant to paragraph (b)

 [ ] on [date] pursuant to paragraph (b)

 [X] 60 days after filing pursuant to paragraph (a)

 [ ] on               pursuant to paragraph (a)(1)

 [ ] 75 days after filing pursuant to paragraph (a)(2)

 [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


        This Amendment relates only to the Balanced, Capital Growth, Perpetual International, Growth, Strategy, and High Income Portfolios of the Registrant. No information relating to any other portfolios is amended, deleted, or superseded hereby.

P R O S P E C T U S                                                May 3, 1999


                     Mentor Variable Investment Portfolios
OFFERING INVESTMENT CHOICES FOR PURCHASE BY SEPARATE ACCOUNTS OF INSURANCE
                                   COMPANIES


o MENTOR VIP BALANCED PORTFOLIO
      seeking capital growth and current income
      ADVISOR: MENTOR INVESTMENT ADVISORS, LLC


o MENTOR VIP CAPITAL GROWTH PORTFOLIO
      seeking long-term appreciation of capital
      ADVISOR: MENTOR INVESTMENT ADVISORS, LLC


o MENTOR VIP PERPETUAL INTERNATIONAL PORTFOLIO seeking long-term capital appreciation by investing in a diversified portfolio of securities of issuers outside the United States
      ADVISOR: MENTOR PERPETUAL INVESTMENT ADVISORS, LLC


o MENTOR VIP GROWTH PORTFOLIO
      seeking long-term capital growth
      ADVISOR: MENTOR INVESTMENT ADVISORS, LLC


o MENTOR VIP STRATEGY PORTFOLIO
      seeking high total return
      ADVISOR: MENTOR INVESTMENT ADVISORS, LLC



o MENTOR VIP HIGH INCOME PORTFOLIO
      seeking high current income and, secondarily, growth of capital
      ADVISOR: MENTOR INVESTMENT ADVISORS, LLC
      SUB-ADVISOR: VAN KAMPEN MANAGEMENT, INC.

     You can call Mentor Services Company, Inc. at (800) 869-6042 to find out more about these Portfolios.


     The prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.
                               ----------------
SHARES OF THE PORTFOLIOS ARE PRESENTLY AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACT AND VARIABLE LIFE INSURANCE POLICY SEPARATE ACCOUNTS OF VARIOUS PARTICIPATING
                             INSURANCE COMPANIES.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
                              SECURITIES OR PASSED
ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                               TABLE OF CONTENTS




                                                        PAGE
                                                       -----
Summary Information ................................     3
Principal Investment Strategies and Risks ..........     9
Other Investments and Risks ........................    13
Management .........................................    16
How the Portfolios Value Their Shares ..............    18
Sales and Redemption ...............................    18
Distribution Plan ..................................    19
Exchange Privilege .................................    20
How Distributions are Made .........................    20
Taxes ..............................................    20
Financial Highlights ...............................    21
Appendix............................................    22

                              SUMMARY INFORMATION

     Mentor Variable Investment Portfolios (the "Trust") provides investment options through six separate investment portfolios (the "Portfolios"), with varying investment objectives and policies, for purchase by separate accounts of insurance companies.


     The following Portfolio summaries describe each Portfolio's investment objective (or objectives) and principal investment strategies and identify the principal risks of investing in each Portfolio.


     It is possible to lose money on investments in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.



MENTOR VIP BALANCED PORTFOLIO

     o INVESTMENT OBJECTIVE. To seek capital growth and current income.

     o PRINCIPAL INVESTMENT STRATEGIES. The Portfolio invests in a diversified portfolio of equity and fixed-income securities which Mentor Advisors believes will produce both capital growth and current income.

     The Portfolio's securities will include some securities selected primarily to provide for growth in value, others selected for current income, and others for stability of principal.

     Mentor Advisors will adjust the proportions of the Portfolio's assets invested in the different types of securities in order to adjust to changing market conditions. For example, under certain market conditions. Mentor Advisors may judge that most of the Portfolio's assets should be invested in equity securities, and that only a relatively small portion of the Portfolio's assets should be invested in fixed-income securities. At other times, Mentor Advisors may invest most of the Portfolio's assets in fixed-income securities, with a corresponding reduction in the portion of the Portfolio's assets invested in equity securities. Under normal circumstances, the Portfolio will invest at least 25% or its assets in fixed-income securities and 25% of its assets in equity securities. The Portfolio's investments will normally include: common stocks, preferred stocks, investment grade (I.E., rated at the time of purchase at least Baa by Moody's or BBB- by Standard & Poors or deemed by Mentor Advisors to be of comparable quality) fixed-income securities (E.G., U.S. Government securities, corporate bonds, bonds of other private issuers, mortgage-backed securities, other asset-backed securities).

     o PRINCIPAL RISKS.

     o ALLOCATION RISK. Mentor Advisors adjusts the proportions of the Portfolio's assets allocated among different types of securities based on its analysis of current and expected market conditions. It is possible that Mentor Advisors will not identify or predict changes in market conditions correctly or that an allocation made by Mentor Advisors in a particular type of investment will not produce favorable investment returns under market conditions prevailing at the time.


     o EQUITY SECURITIES. A risk of investing in the Portfolio is the risk that the value of the equity securities in the Portfolio will fall, or will not appreciate as anticipated by Mentor Advisors, due to factors that adversely affect markets in general or particular companies in the Portfolio.

       o DEBT SECURITIES. The Portfolio invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest). Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. When interest rates rise, the values of fixed-income securities held by the Portfolio typically decline. The longer the maturity of a security, the more its value will tend to decline when interest rates rise. Although the Portfolio will only purchase securities which meet its credit guidelines at the time of purchase, it will not necessarily sell securities which are down-graded after purchase.


       o LEVERAGE. The Portfolio may borrow money by engaging in reverse repurchase agreements to invest in additional securities. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The use of borrowed money increases the Portfolio's market exposure and risk and may result in losses. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses.



MENTOR VIP CAPITAL GROWTH PORTFOLIO


     o INVESTMENT OBJECTIVE. Long-term appreciation of capital.


     o PRINCIPAL INVESTMENT STRATEGIES. The Portfolio invests in a wide variety of securities which Mentor Advisors believes offer the potential for capital appreciation over both the intermediate and long term. In selecting investments, Mentor Advisors attempts to identify securities it believes will provide capital appreciation over the intermediate or long term due to changes in the financial condition of issuers, changes in financial conditions generally, or other factors.

     The Portfolio invests primarily in common stocks of companies believed by Mentor Advisors to have the potential for capital appreciation. The Portfolio may invest in preferred stocks, investment-grade bonds (i.e., rated at the time of purchase at least Baa by Moody's or BBB- by Standard & Poor's or deemed by Mentor Advisers at comparable quality), convertible preferred stocks, convertible debentures, and any other class or type of security Mentor Advisors believes offers the potential for capital appreciation. Mentor Advisors attempts to identify securities it believes will provide capital appreciation over the intermediate and long term due to changes in the financial condition of issuers, changes in financial conditions generally, or other factors.


     o PRINCIPAL RISKS.

     o EQUITY SECURITIES. A risk of investing in the Portfolio is the risk that the value of the equity securities in the Portfolio will fall, or will not appreciate as anticipated by Mentor Advisors, due to factors that adversely affect markets in general or particular companies in the Portfolio.


       o DEBT SECURITIES. The Portfolio invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest). Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. When interest rates rise, the values of fixed-income securities held by the Portfolio typically decline. The longer the maturity of a security, the more its value will tend to decline when interest rates rise. Although the Portfolio will only purchase securities which meet its credit guidelines at the time of purchase, it will not necessarily sell securities which are down-graded after purchase.

MENTOR VIP PERPETUAL INTERNATIONAL PORTFOLIO

     o INVESTMENT OBJECTIVE. Long-term capital appreciation.

     o PRINCIPAL INVESTMENT STRATEGIES. The Portfolio seeks to invest in companies, large or small, where earnings are believed to be in a relatively strong growth trend, or where significant further growth is not anticipated but where the shares are thought to be undervalued. The Portfolio will normally invest a substantial portion of its assets in securities of smaller companies and may at times invest a substantial portion of its assets in issuers located in emerging markets. In identifying candidates for investment, Mentor Perpetual considers a variety of factors, including the likelihood of above average earnings growth, attractive relative valuation, and whether the company has any proprietary advantages. Mentor Perpetual may also conduct discussions with management, visit the premises of issuers and analyze industry and market trends in order to select its investments. The Portfolio's investments will normally include a diversified portfolio of equity securities of issuers located outside the United States, such as common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Portfolio may invest to a lesser extent in debt securities if Mentor Perpetual believes they would help achieve the Portfolio's objective. When it chooses to invest in debt, the Portfolio seeks to maintain relatively high average credit quality. To this end, it will only invest in debt securities which are of investment grade (i.e., rated at the time of purchase at least Baa by Moody's or BBB- by Standard & Poor's or deemed by Mentor Perpetual to be of comparable quality). Mentor Perpetual may invest in debt securities of any maturity depending on its assessment of current market conditions.

     o PRINCIPAL RISKS.

       o EQUITY SECURITIES. A risk of investing in the Portfolio is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Mentor Perpetual, due to factors that adversely affect markets in general or particular companies in the portfolio. The Portfolio is more sensitive to this risk because it may invest a substantial portion of its assets in smaller companies.

       o FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among other things, risks related to political or economic instability, currency exchange and taxation.

       o EMERGING MARKET SECURITIES. Investments in emerging markets are subject to the same risks applicable to foreign investments generally but to a greater extent. For example, the securities markets and legal systems in emerging markets may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Many of the securities in which the Portfolio may invest may trade in limited volume and may be illiquid. Exchanges, if any, on which they trade may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

       o SMALLER COMPANIES. The Portfolio may invest a substantial portion of its assets in smaller companies, which tend to be more vulnerable to adverse developments than larger companies. Smaller companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies.


       o DEBT SECURITIES. The Portfolio invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest). Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. When interest rates rise, the values of fixed-income securities held by the Portfolio typically decline. The longer the maturity of a security, the more its value will tend to decline when interest rates rise. Although the Portfolio will only purchase securities which meet its credit guidelines at the time of purchase, it will not necessarily sell securities which are downgraded after purchase.


MENTOR VIP GROWTH PORTFOLIO

     o INVESTMENT OBJECTIVE. Long-term capital growth.

     o PRINCIPAL INVESTMENT STRATEGIES. The Portfolio invests in companies that, in the opinion of Mentor Advisors, have demonstrated earnings, asset values, or growth potential not yet reflected in their market price. A key indication of such undervaluation considered by Mentor Advisors is earnings growth which is above average compared to the S&P 500 Index. Other important factors in selecting investments include a strong balance sheet and product leadership in niche markets.

     Under normal circumstances at least 75% of the Portfolio's assets will be invested in common stocks of companies domiciled or located in the United States. Although the Portfolio may invest in companies of any size, the Portfolio invests principally in common stocks of small to mid-sized companies.



     o PRINCIPAL RISKS.

     o EQUITY SECURITIES. A risk of investing in the Portfolio is the risk that the value of the equity securities in the Portfolio will fall, or will not appreciate as anticipated by Mentor Perpetual, due to factors that adversely affect markets in general or particular companies in the Portfolio. The Portfolio is more sensitive to this risk because it invests primarily in smaller companies.

       o SMALLER COMPANIES. The Portfolio invests primarily in smaller companies, which tend to be more vulnerable to adverse developments than larger companies. Smaller companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies.



MENTOR VIP STRATEGY PORTFOLIO

     o INVESTMENT OBJECTIVE. To seek high total return on its investments.

     o PRINCIPAL INVESTMENT STRATEGIES. Mentor Advisors actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities, and money market instruments. The Portfolio will normally invest some portion of its assets in each asset category, but may invest without limit in any asset category.

     After determining the portions of the Portfolio's assets to be invested in the various market sectors. Mentor Advisors attempts to select the securities of companies within those sectors offering among other things, the ability of Mentor Advisors to assess correctly the effects of economic and market trends on different sectors of the market. The Portfolio's investments may include both securities of U.S. issuers and securities traded principally in foreign markets. The Portfolio may invest without limit in foreign securities.

     Within the equity sector, Mentor Advisors actively allocates the Portfolio's assets to those industries and issuers it expects to benefit from major market trends or which it otherwise believes offer the potential for above-average total return. The Portfolio may purchase equity securities (including convertible debt obligations and convertible preferred stock) sold on the New York, American, and other U.S. or foreign stock exchanges and in the over-the-counter market.

     The Portfolio may invest in debt securities of any maturity, preferred stocks, and other fixed-income instruments, including, for example, U.S. Government securities and corporate debt securities (including zero-coupon securities). A substantial portion of the Portfolio's investments in the fixed-income sector may be in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain other stripped mortgage-backed securities, which have certain special risks. The Portfolio will only invest in debt securities which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P or, if unrated, are deemed by Mentor Advisors to be of comparable quality. While bonds rated Baa or BBB are considered to be of investment grade, they have speculative characteristics as well.

     The money market portion of the Portfolio will contain short-term fixed-income securities issued by private and governmental institutions. Such securities may include, for example, U.S. Government securities; bank obligations; Eurodollar certificates of deposit issued by foreign branches of domestic banks; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the two highest grades by S&P or the highest grade by Moody's or, if not rated, issued by a company having an outstanding debt issue rated at least Aa by Moody's or AA by S&P.


     o PRINCIPAL RISKS.

     o EQUITY SECURITIES. A risk of investing in the Portfolio is the risk that the value of the equity securities in the Portfolio will fall, or will not appreciate as anticipated by Mentor Perpetual, due to factors that adversely affect markets in general or particular companies in the Portfolio.


       o DEBT SECURITIES. The Portfolio invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest). Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. When interest rates rise, the values of fixed-income securities held by the Portfolio typically decline. The longer the maturity of a security, the more its value will tend to decline when interest rates rise. Although the Portfolio will only purchase securities which meet its credit guidelines at the time of purchase, it will not necessarily sell securities which are downgraded after purchase.


       o MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them, and the returns on investments in such securities will depend on, among other things, the rate at which the mortgages may be prepaid under various market conditions. "Residual" interests in which the Portfolio may invest generally represent the right to any excess cash flow remaining after payments to all other interest-holders in a pool of mortgages. The values of residuals are extremely sensitive to changes in interest rates. In certain circumstances, there may be little or no excess cash flow payable to residual holders.

       o FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among other things, risks related to political or economic instability, currency exchange, and taxation.



MENTOR VIP HIGH INCOME PORTFOLIO


     o INVESTMENT OBJECTIVE. To seek high current income. Capital growth is a secondary objective.


     o PRINCIPAL INVESTMENT STRATEGIES. The Portfolio normally invests at least 65% of its assets in securities rated Baa or lower by Moody's Investor Services or BBB or lower by Standard & Poor's and in unrated securities determined by Van Kampen to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's Investor Services or BBB by Standard & Poor's and in unrated securities determined by Van Kampen to be of comparable quality.

     The Portfolio may invest in certain securities because they offer high current income. The Portfolio may invest in other securities because Mentor Advisors expects them to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. The Portfolio may invest in securities of any maturity.

     The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C or D in the case of Standard & Poor's) or in unrated securities determined by Van Kampen to be of comparable quality, if Van Kampen believes that there are prospects for an upgrade in the security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Van Kampen were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

     The Portfolio seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

     o PRINCIPAL RISKS.

     o DEBT SECURITIES. The Portfolio invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest). Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. When interest rates rise, the values of fixed-income securities held by the Portfolio typically decline. The longer the maturity of a security, the more its value will tend to decline when interest rates rise. Although the Portfolio will only purchase securities which meet its credit guidelines at the time of purchase, it will not necessarily sell securities which are downgraded after purchase.

     o LOWER-RATED SECURITIES ("JUNK BONDS"). Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The ratings of securities rated below investment grade ("junk bonds") reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Portfolio may become more volatile.


                   PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     A Portfolio may not achieve its objective and you could lose money by investing. The following provides more detail about the Portfolios' principal strategies and risks.

     MORTGAGE-BACKED SECURITIES AND OTHER ASSET-BACKED SECURITIES (VIP HIGH YIELD, VIP STRATEGY AND VIP BALANCED PORTFOLIOS). The VIP High Yield, VIP Strategy and VIP Balanced Portfolios may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, the Portfolio's mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable or greater risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on the securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgaged-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     The VIP High Yield, VIP Strategy and VIP Balanced Portfolios may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. Residual interests are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. The cash flow generated by the mortgage assets underlying a series of mortgage securities is applied first to make required payments of principal of and interest on the mortgage securities and second to pay the related administrative expenses of the issuer. The residual generally represents the right to any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related residual represents income and/or a return of capital. The amount of residual cash flow resulting from a series of mortgage securities will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of the mortgage securities, prevailing interest rates, the amount of administrative expenses, and the prepayment experience on the mortgage assets. The values of residuals are extremely sensitive to changes in interest rates. The yield to maturity on residual interests may be extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an interest-only class of stripped mortgaged-backed securities. In addition, if a series of mortgage securities includes a class that bears interest at an adjustable rate, the yield to maturity on the related residual interest may also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, there may be little or no excess cash flow payable to residual holders. A Portfolio may fail to recoup fully its initial investment in a residual.

     Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The residual interest market has only recently developed and residuals currently may not have the liquidity of other more established securities trading in other markets. Residuals also may be subject to certain restrictions on transferability. As a result, the Portfolio may be unable to dispose of these interests at prices approximating the values the Portfolio had previously assigned to them.

     The VIP High Yield, VIP Strategy and VIP Balanced Portfolios may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities are subject to many of the same risks as are mortgage-backed securities, including prepayment risks, refinancing risks, and risks of foreclosure. They may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers.

     FOREIGN SECURITIES (VIP BALANCED, VIP CAPITAL GROWTH, VIP PERPETUAL INTERNATIONAL, VIP STRATEGY, AND VIP HIGH INCOME PORTFOLIOS). Investment in foreign securities entails certain risks. Since foreign securities are normally denominated and traded in foreign currencies, the value of a Portfolio's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of a Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable to unwilling to meet its obligations on the securities in accordance with their terms, and a Portfolio may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     JUNK BONDS (VIP HIGH INCOME PORTFOLIO). INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A MUTUAL FUND THAT INVESTS IN LOWER-RATED SECURITIES (SOMETIMES REFERRED TO AS "JUNK BONDS") BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO. The lower ratings of lower-rated securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower-rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the values of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Mentor Advisors will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Portfolio may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     The Portfolio may invest in lower-rated securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or which are restricted as to resale. In addition, a substantial portion of the Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Mentor Advisors and its affiliates hold a major portion or all of such securities, which may limit the liquidity of such securities. The Portfolio could find it difficult or impossible to sell illiquid securities when Mentor Advisors believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where the Portfolio holds a major portion or all of the outstanding issue, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. The Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     The Portfolio may at times invest in so-called "payment-in-kind" bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Mentor Advisors seeks to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When the Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on its adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

     SMALLER COMPANIES (VIP GROWTH, VIP BALANCED AND VIP STRATEGY PORTFOLIOS). Smaller companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies involve certain special risks. Small companies often have limited product lines, markets, or financial resources. They may be dependent on a limited management group. While the markets in small company securities have grown rapidly in recent years, such securities trade less frequently and in smaller volume than more widely held securities. These securities tend to fluctuate more sharply in value than other securities, and the Portfolios may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There is usually less publicly-available information about small companies and less market interest in small company securities than in large company securities, and these securities may therefore take longer to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The Portfolios may not be able to sell such securities when it wishes. The Advisor or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Portfolios.

     INTEREST RATE TRANSACTIONS (VIP BALANCED, VIP PERPETUAL INTERNATIONAL, AND VIP HIGH INCOME PORTFOLIOS). The VIP Balanced, VIP Perpetual International, and VIP High Income Portfolios may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars, for hedging purposes or to realize a greater current return. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (e.g., and exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolios' ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     TEMPORARY DEFENSIVE STRATEGIES. The Advisor may implement temporary defensive strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments the investment adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use these defensive strategies.

     PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of a Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by a Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and therefore will affect Portfolio performance. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Portfolios, on which shareholders pay tax.


                          OTHER INVESTMENTS AND RISKS

     The following provides more detail about the Portfolios' investments and risks and other circumstances which could adversely affect the Portfolios' shares or their total return or yield.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS (VIP BALANCED, VIP CAPITAL GROWTH, VIP PERPETUAL INTERNATIONAL AND VIP HIGH INCOME PORTFOLIOS). The VIP Balanced, VIP Capital Growth, VIP Perpetual International and VIP High Income Portfolios may purchase securities on a "when-issued" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date (normally within one month of purchase). The Portfolio may also purchase securities for future delivery. "When-issued" securities and forward commitments may increase the Portfolio's overall investment exposure and may result in losses.

     LEVERAGE (VIP BALANCED, VIP PERPETUAL INTERNATIONAL,AND VIP HIGH INCOME PORTFOLIOS). The VIP Balanced, VIP Perpetual International, and VIP High Income Portfolios may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases the Portfolio's market exposure and its risk and may result in losses. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, the Portfolio's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Portfolio must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which the Portfolio will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on the Advisor's ability to predict market movements correctly.

     OPTIONS AND FUTURES. Each of the Portfolios may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolios may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase investment return.

     A Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require a Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. Each of the Portfolios may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Portfolio enters into and terminates an index future or option transaction, the Portfolio realizes a gain or loss. The Portfolios may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by a Portfolio that are the subject of a hedge. The successful use by a Portfolio of the strategies described above further depends on the ability of its Advisor to forecast market movements correctly. Other risks arise from a Portfolio's potential inability to close out futures or options positions. Although a Portfolio will enter into options or futures transactions only if its Advisor believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

     Each Portfolio generally expects that its options transactions will be conducted on recognized exchanges. A Portfolio may in certain instances purchase and sell options in the over-the-counter markets. A Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. A Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its Advisor, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     A Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each of the Portfolios may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

     Each of the Portfolios also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which it contracts to purchase or sell and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolios may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.

     Each of the Portfolios may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, each of the Portfolios may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

     Each of the Portfolios may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, the Portfolios may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolios may also purchase or sell foreign currencies on a spot basis.

     Although there is no limit to the amount of any Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, each Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.

     REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Portfolios may enter into repurchase agreements and securities loans. Under a repurchase agreement, a Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, a Portfolio lends portfolio securities. A Portfolio will enter into repurchase agreements and (in the case of the International Portfolio) securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. Government security. Although the Advisor will monitor these transactions to ensure that they will be fully collateralized at all times, a Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     YEAR 2000. It is generally recognized that certain computer systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. The Portfolios receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. In addition, the Portfolios' software, that of the issuers of securities held by the Portfolios and the securities markets generally could be subject to problems caused by the "Year 2000" problem. Each Advisor is taking steps that it believes are reasonably designed to address each of these potential "Year 2000" problems and to obtain satisfactory assurances that comparable steps are being taken by the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

     MANAGEMENT RISK. Although a Portfolio may have the flexibility to use some or all of the investment strategies, securities and derivative instruments described in this prospectus and in the Statement of Additional Information, the Advisor may choose not to use a particular strategy or type of security for a variety of reasons. Also, in some market conditions some strategies and securities may not be available for use. These choices may cause the Portfolio to miss opportunities, lose money or not achieve its objective.

     CHANGES IN INVESTMENT POLICY. Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval. As a matter of policy, the Trustees will not materially change any Portfolio's investment objective without shareholder approval. (Any such change could, of course, result in a change in the nature of the securities in which the Portfolio may invest and the risks involved in an investment in the Portfolio.)


                                   MANAGEMENT

     The Trustees of Mentor Variable Investment Portfolios (the "Trust") are responsible for generally overseeing the conduct of the Trust's business. They have hired MENTOR INVESTMENT ADVISORS, LLC ("MENTOR ADVISORS"), located at 901 East Byrd Street, Richmond, Virginia 23219, to act as investment advisor to the VIP Balanced, the VIP Capital Growth, the VIP Growth and the VIP Strategy Portfolios, and MENTOR PERPETUAL ADVISORS, LLC ("MENTOR PERPETUAL"), located at 901 East Byrd Street, Richmond, Virginia 23219, to act as investment advisor to the VIP Perpetual International Portfolio. All investment decisions for the VIP Balanced, VIP Capital

Growth, VIP Growth, and VIP Strategy Portfolios are made by investment teams at Mentor Advisors. Investment decisions for the VIP Perpetual International Portfolio are made by a team of investment professionals at Mentor Perpetual. The Portfolios pay a management fee to Mentor Advisors or Mentor Perpetual, as the case may be, at the following rates expressed as a percentage of average daily net assets of the applicable Portfolio: VIP Balanced Portfolio 0.75%, VIP Capital Growth Portfolio 0.80%, VIP Perpetual International Portfolio 1.00%, VIP Growth Portfolio 0.70%, VIP Strategy Portfolio 0.85%, and VIP High Income Portfolio 0.70%. Mentor Advisors or mentor Perpetual may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion.

     Mentor Advisors acts as investment advisor to the VIP High Income Portfolio, to which VAN KAMPEN MANAGEMENT, INC. ("VAN KAMPEN"), serves as sub-advisor. Van Kampen serves as sub-adviser to the VIP High Income Portfolio. Van Kampen, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, was incorporated in 1990 and commenced operations in 1992. Van Kampen currently provides investment advice to a wide variety of individual, institutional, and investment company clients. Van Kampen is a wholly owned subsidiary of Van Kampen American Capital, Inc., which, in turn, is wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley, Dean Witter, Discover & Co. and various of its subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer, are engaged in a wide range of financial services. As of September 30, 1998, Van Kampen, together with its affiliates, advised or supervised approximately $70 billion of assets. For its services as sub-adviser of the VIP High Income Portfolio, Van Kampen receives a monthly fee from Mentor Advisors at the annual rate of .20% of the Portfolio's average daily net assets.

     Ellis S. Bigelow, Senior Vice President, has been the manager of the Mentor VIP High Income Portfolio sinces its inception. Ms. Bigelow joined Van Kampen in 1980 and has over 18 years of experience in the corporate, government and equity sectors. Currently, she is responsible for the management or supervision of approximately $2 billion in corporate assets.

     Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219 provides the Portfolios with certain administrative personnel and services necessary to operate the Portfolios, such as bookkeeping and accounting services. Mentor Investment Group provides these services to the Portfolios at an annual rate of 0.10% of the Portfolio's average net assets.

     Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"). Wheat First Butcher Singer is a wholly owned subsidiary of First Union Corp. ("First Union"), a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of September 30, 1998. Mentor Advisors and its affiliates serve as investment advisers to over twenty separate investment portfolios in the Mentor Family of Funds, with total assets under management of more than $15 billion. All investment decisions for the VIP Balanced, the VIP Capital Growth, the VIP Growth, and the VIP Strategy Portfolios are made by investment teams at Mentor Advisors.

     Mentor Perpetual, an investment advisory firm organized in 1995, is owned equally by Perpetual plc and Mentor Advisors. The Perpetual organization currently serves as investment adviser for assets of more than $14 billion. Its clients include 28 unit investment trusts and other public investment pools, including private individuals, charities, pension plans, and life assurance companies. Mentor Perpetual currently serves as investment adviser to the Mentor Perpetual Global Portfolio, an open-end mutual fund which is a series of Mentor Funds. Investment decisions for the VIP Perpetual International Portfolio are made by a team of investment professionals at Mentor Perpetual.

     Subject to the general oversight of the Trustees, Mentor Advisors, Mentor Perpetual, and in the case of the VIP High Income Portfolio, Van Kampen manage their respective Portfolios in accordance with the stated policies of each Portfolio. Each of Mentor Advisors, Mentor Perpetual, and Van Kampen makes investment decisions for its respective Portfolios and places the purchase and sale orders for each Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors, Mentor Perpetual, and Van Kampen may consider research and brokerage services furnished to them and their affiliates. Subject to seeking the best overall terms available, Mentor Advisors, Mentor Perpetual and Van Kampen may consider sales of shares of a Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for that Portfolio. Mentor Advisors, Mentor Perpetual, and Van Kampen may at times cause the Portfolios to pay commissions to broker-dealers which are affiliated with Mentor Advisors, Mentor Perpetual, or Van Kampen.



                     HOW THE PORTFOLIOS VALUE THEIR SHARES

     Each of the Portfolios calculates the net asset value of a share of each class by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares of the class outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values. The net asset value of shares of different classes will generally differ due to the variance in daily net income realized by and dividends paid on each class, and any differences in the expenses of different classes.

     Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of Portfolio shares even though there has not been any change in the values of such securities as quoted in such foreign currencies. All assets and liabilities of a Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Portfolio's shares is calculated. Because certain of the securities in which the Portfolios may invest trade on days when the Portfolios do not price their shares, the net asset value of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem their Investor Shares.


                             SALES AND REDEMPTION

     The Trust has an underwriting agreement relating to the Portfolios with Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219. Mentor Distributors offers shares of the Portfolio continuously to separate accounts of various participating insurance companies. Mentor Distributors is not obligated to sell any specific amount of shares.

     Separate accounts of participating insurance companies place orders to purchase and redeem shares of the Portfolios based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust or its agent are effected on days on which the New York Stock Exchange is open for trading.

     Shares of the Portfolios are sold or redeemed at the net asset value per share next determined after receipt of a purchase or redemption request in good order. Orders for purchases or sales of shares of the Portfolios must be received by the Trust or its agent before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems Portfolio shares.

     Payment for redemptions will be made within seven days after receipt of a redemption request in good order. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

     Please check with your insurance company to determine if the Portfolio is available under your variable annuity contract or variable life insurance policy. Certain Portfolios may not be available in your state due to various insurance regulations. Inclusion in this Prospectus of a Portfolio that is not available in your state is not to be considered a solicitation. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this Prospectus.


                               DISTRIBUTION PLAN


     The Portfolios have adopted a Distribution Plan under Rule 12b-1 with respect to their shares providing for payments by the Portfolio to Mentor Distributors from the assets attributable to the Portfolios' shares at an annual rate of 0.25% of the Portfolios' average net assets. The Trustees may reduce the amount of payments or suspend the Distribution Plan for such periods as they may determine. None of the Portfolios currently makes payments under the Plan.


     Payments under the Distribution Plan would be intended to compensate Mentor Distributors for services provided and expenses incurred by it as principal underwriter of the Portfolios' shares, including for payments to participating insurance companies to cover various costs incurred or paid by any such insurance company in connection with the selling of Portfolio shares. Depending on the participating insurance company's corporate structure and applicable law, Mentor Distributors may remit payments to a participating insurance company's affiliates. The schedules of such fees and the basis upon which fees would be paid would be determined from time to time by Mentor Distributors. Mentor Distributors may suspend or modify such payments. Such payments would also be subject to the continuation of the Distribution Plan, the terms of any agreements between dealers and Mentor Distributors, and any applicable limits imposed by the National Association of Securities Dealers, Inc. Mentor Distributors may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

                              EXCHANGE PRIVILEGE

     A shareholder may exchange shares of the Portfolio for shares of the same class of any other Portfolio of the Trust on the basis of their respective net asset values. Exchanges may not be made into Portfolios not offered by your variable annuity contract or variable life policy.


     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on separate accounts. In order to limit excessive exchange activity and in other circumstances where Mentor Distributors or the Trustees believe doing so would be in the best interests of a Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Your insurance company would be notified of any such action to the extent required by law. Before requesting an exchange call 1-800-869-6042 for more information. See the Statement of Additional Information to find out more about the exchange privilege.



                          HOW DISTRIBUTIONS ARE MADE

     The Portfolios distribute net investment income and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

     All Portfolio distributions will be invested in additional Portfolio shares of the same class, unless the shareholder instructs a Portfolio otherwise.


                                     TAXES


     Each Portfolio intends to qualify as a "regulated investment company" that is entitled to special tax treatment under the Internal Revenue Code. As a result, none of the Portfolios will be subject to federal income tax on any net income or capital gains to the extent they are distributed to shareholders. The Portfolios will distribute substantially all of their net investment income and capital gain net income on a current basis.

     Internal Revenue Service regulations applicable to variable annuity and variable life insurance separate accounts generally require that, in order for such accounts to receive favorable tax treatment, portfolios that serve as the funding vehicles solely for such separate accounts meet certain diversification requirements. The Portfolios intend to comply with these requirements. For more information, see the Statement of Additional Information.

     VIP INTERNATIONAL PORTFOLIO ONLY. The Portfolio's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio's yield on those securities would be decreased. In addition, the Portfolio's investments in foreign securities or foreign currencies may increase or accelerate the Portfolio's recognition of income. This could require the Portfolio to liquidate investments that it otherwise would not have liquidated in order to meet distribution requirements.

     The tax consequences of your investment in a portfolio depend upon the provisions of the variable annuity or variable life insurance plan through which you invest. For more information, please refer to the prospectus of the insurance company separate account that offers your annuity or life insurance contract.

                             FINANCIAL HIGHLIGHTS
                         [TO BE PROVIDED BY AMENDMENT]

                                                                       APPENDIX

MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.


     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.


MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

      --  Leading market positions in well established industries.
      --  High rates of return on funds employed.
      -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      -- Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of saety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION (SAI) AND ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS INCLUDE ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS. THE SAI AND THE FINANCIAL STATEMENTS INCLUDED IN EACH PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS ARE INCORPORATED BY REFERENCE INTO THIS PROSPECTUS, WHICH MEANS THEY ARE PART OF THIS PROSPECTUS FOR LEGAL PURPOSES. EACH PORTFOLIO'S ANNUAL REPORT DISCUSSES THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED EACH PORTFOLIO'S PERFORMANCE DURING ITS LAST FISCAL YEAR. YOU MAY GET FREE COPIES OF THESE MATERIALS, REQUEST OTHER INFORMATION ABOUT A PORTFOLIO, OR MAKE SHAREHOLDER INQUIRIES BY CALLING 1-800-869-6042.

       YOU MAY REVIEW AND COPY INFORMATION ABOUT THE TRUST, INCLUDING ITS SAI, AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE COMMISSION AT 1-800-SEC-0330 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. YOU MAY ALSO ACCESS REPORTS AND OTHER INFORMATION ABOUT THE TRUST ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. YOU MAY GET COPIES OF THIS INFORMATION, UPON PAYMENT OF COPYING COSTS, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009. YOU MAY NEED TO REFER TO THE TRUST'S FILE NUMBER UNDER THE INVESTMENT COMPANY ACT, WHICH IS 811-8153.








                            MENTOR INVESTMENT GROUP

                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC


                                    MENTOR
                                   VARIABLE
                                  INVESTMENT
                                  PORTFOLIOS




                           -------------------------
                                   PROSPECTUS
                           -------------------------
                                 May 3, 1999



                                [MENTOR LOGO]

                     MENTOR VARIABLE INVESTMENT PORTFOLIOS
                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 3, 1999

     This Statement of Additional Information relates to the Mentor VIP Balanced Portfolio, Mentor VIP Capital Growth Portfolio, Mentor VIP Perpetual International Portfolio, Mentor VIP Growth Portfolio, Mentor VIP Strategy Portfolio, and Mentor VIP High Income Portfolio (each a "Portfolio" and, collectively, the "Portfolios") of Mentor Variable Investment Portfolios (the "Trust"). Each Portfolio currently offers one class of shares for purchase by separate accounts of insurance companies. This Statement is not a prospectus and should be read in conjunction with the relevant prospectus dated May 1, 1999. A copy of the applicable prospectus can be obtained upon request from Mentor Services Company, Inc. at 901 East Byrd Street, Richmond Virginia 23219, or by calling Mentor Services Company, Inc. at 1-800-869-6042.

     Certain disclosure has been incorporated by reference from the Trust's annual report. For a free copy of the annual report call Mentor Services Company, Inc. at 1-800-869-6042.

                               TABLE OF CONTENTS



Introduction ..............................................     3
Investment Restrictions ...................................     3
Certain Investment Strategies, Risks and Policies .........     4
Management of the Trust ...................................    17
Principal Holders of Securities ...........................    19
Investment Advisory Services ..............................    19
Administrative Services ...................................    21
Brokerage Transactions ....................................    21
How to Buy Shares .........................................    22
Distribution ..............................................    22
Determining Net Asset Value ...............................    23
Redemptions in Kind .......................................    24
Taxes .....................................................    24
Independent Accountants ...................................    25
Custodian .................................................    26
Performance Information ...................................    26
Performance Comparisons ...................................    26
Members of Investment Management Teams ....................    30
Shareholder Liability .....................................    32

                                 INTRODUCTION


     Mentor Variable Investment Portfolios (the "Trust") is an open-end series investment company. The Trust is a Massachusetts business trust organized on March 20, 1997.


                            INVESTMENT RESTRICTIONS

     The Trust has adopted the following restrictions applicable to all of the Portfolios (except where otherwise noted), which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Portfolio, which is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

     A Portfolio may not:


      (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities.

      (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

      (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

      (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

      (5) Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

      (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

      (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

      (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry.


      (9) Issue any class of securities which is senior to the Portfolio's shares of beneficial interest, to the extent prohibited by the Investment Company Act of 1940, as amended.

     In addition, it is contrary to each Portfolio's present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.


     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Portfolio, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

              CERTAIN INVESTMENT STRATEGIES, RISKS, AND POLICIES


     Set forth below is information concerning certain investment practices in which one or more of the Portfolios may engage, and certain of the risks they may entail. Certain of the investment practices may not be available to a Portfolio. See the prospectus relating to a particular Portfolio for a description of the investment practices generally applicable to that Portfolio. For purposes of this section, a Portfolio's investment adviser is referred to as an "Adviser".


OPTIONS

     A Portfolio may purchase and sell put and call options on its portfolio securities to enhance investment performance or to protect against changes in market prices.

     COVERED CALL OPTIONS. A Portfolio may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

     COVERED PUT OPTIONS. A Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.

     A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

     OPTIONS ON FOREIGN SECURITIES. A Portfolio may purchase and sell options on foreign securities if in the opinion of its Adviser the investment characteristics of such options, including the risks of investing in such options, are consistent with the Portfolio's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that a Portfolio's Adviser will not forecast interest rate or market movements correctly, that a Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Portfolio's Adviser to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its Adviser believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Portfolio's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Portfolio and other clients of the Portfolio's Adviser may be considered such a group. These position limits may restrict the Portfolio's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Portfolio's use of options.


FUTURES CONTRACTS

     In order to hedge against the effects of adverse market changes a Portfolio that may invest in debt securities may buy and sell futures contracts on debt securities of the type in which the Portfolio may invest and on indexes of debt securities. In addition, a Portfolio that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. A Portfolio may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase its current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

     Futures on Debt Securities and Related Options. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- a Portfolio will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of a Portfolio's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Portfolio's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish with more certainty than would otherwise be possible the effective rate of return on securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of securities may substantially be offset by appreciation in the value of the futures position.

     On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Portfolio expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent purchase.

     Successful use by a Portfolio of futures contracts on debt securities is subject to its Adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     A Portfolio may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Portfolio when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

     INDEX FUTURES CONTRACTS AND OPTIONS. A Portfolio may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. (Debt index futures in which the Portfolios are presently expected to invest are not now available, although such futures contracts are expected to become available in the future.) A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     For example, the Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

     A Portfolio may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge a Portfolio's investments successfully using futures contracts and related options, a Portfolio must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

     OPTIONS ON STOCK INDEX FUTURES. Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     OPTIONS ON INDICES. As an alternative to purchasing and selling call and put options on index futures contracts, each of the Portfolios which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may
be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

     A Portfolio may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Portfolio may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Portfolio upon termination of the contract, assuming a Portfolio satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the price of the underlying security rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When a Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Portfolio generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Portfolio would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Portfolio's securities which are the subject of a hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the securities sought to be hedged.

     Successful use of futures contracts and options by a Portfolio for hedging purposes is also subject to its Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by a Portfolio's Adviser may still not result in a successful hedging transaction over a short time period.

     OTHER RISKS. Portfolios will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.


FORWARD COMMITMENTS

     A Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolios rely on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if its Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.


REPURCHASE AGREEMENTS

     A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. A Portfolio's Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


LOANS OF PORTFOLIO SECURITIES

     A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.


COLLATERALIZED MORTGAGE OBLIGATIONS; OTHER MORTGAGE-RELATED SECURITIES

     Collateralized mortgage obligations or "CMOs" are debt obligations or pass-through certificates collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), but they also may be collateralized by whole loans or private pass-through certificates (such collateral collectively hereinafter referred to as "Mortgage Assets"). CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.

     In a CMO, a series of bonds or certificates is generally issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating rate coupon and has a stated maturity or final distribution date. Principal prepayments on the mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of the CMOs on a monthly, quarterly, or semi-annual basis. The principal of and interest on the mortgage assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a CMO, payments of principal, including any principal prepayments, on the mortgage assets are applied to the classes of the series in a pre-determined sequence.

FOREIGN SECURITIES

     A Portfolio may invest in foreign securities and in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

     Investments in foreign securities may involve considerations different from investments in domestic securities. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, foreign investments may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. A Portfolio may incur costs in connection with conversion between currencies.

     In determining whether to invest in securities of foreign issuers, the Adviser of a Portfolio seeking current income will consider the likely impact of foreign taxes on the net yield available to the Portfolio and its shareholders. Income received by a Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Portfolio will reduce its net income available for distribution to shareholders.


FOREIGN CURRENCY TRANSACTIONS

     Except as otherwise described in the relevant Prospectus, a Portfolio may engage without limit in currency exchange transactions, including foreign currency forward and futures contracts, to protect against uncertainty in the level of future foreign currency exchange rates. In addition, a Portfolio may purchase and sell call and put options on foreign currency futures contracts and on foreign currencies for hedging purposes.

     A Portfolio may engage in both "transaction hedging" and "position hedging". When a Portfolio engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its securities. A Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Portfolio will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Portfolio may purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When a Portfolio engages in position hedging, it enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Portfolio are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which a Portfolio expects to purchase. In connection with position hedging, a Portfolio may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Portfolio may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Portfolio's securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security or securities of a Portfolio if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     To offset some of the costs to a Portfolio of hedging against fluctuations in currency exchange rates, the Portfolio may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Portfolio will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     SETTLEMENT PROCEDURES. Settlement procedures relating to investments in foreign securities and to foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.


ZERO-COUPON SECURITIES

     Zero-coupon securities in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     The Portfolios may engage in when-issued and delayed delivery transactions. These transactions are arrangements in which a Portfolio purchases securities with payment and delivery scheduled for a future time. A Portfolio engages in when-issued and delayed delivery transactions only for the purpose of acquiring securities consistent with its investment objective and policies, not for investment leverage, but a Portfolio may sell such securities prior to settlement date if such a sale is considered to be advisable. No income accrues to a Portfolio on securities in connection with such transactions prior to the date the Portfolio actually takes delivery of securities. In when-issued and delayed delivery transactions, a Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause a Portfolio to miss a price or yield considered to be advantageous.

     These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Portfolio sufficient to make payment for the securities to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.


BANK INSTRUMENTS

     A Portfolio may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, the above-mentioned instruments are not necessarily guaranteed by those organizations. In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, a Portfolio may invest in: Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the U.S.; and Yankee Certificates of Deposit ("Yankee CDS"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the U.S.


DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Portfolio may enter into dollar rolls, in which the Portfolio sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A Portfolio could also be compensated through the receipt of fee income.

     A Portfolio may also enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

     Dollar rolls and reverse repurchase agreements may be viewed as a borrowing by the Portfolio, secured by the security which is the subject of the agreement.In addition to the general risks involved in leveraging, dollar rolls and reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Portfolio's counterparty, the Portfolio would be unable to recover the security which is the subject of the agreement, the amount of cash or other property transferred by the counterparty to the Portfolio under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or the Portfolio may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.


CONVERTIBLE SECURITIES

     A Portfolio may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     A Portfolio will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its Adviser's opinion, the investment characteristics of the underlying common shares will assist the Portfolio in achieving its investment objectives. Otherwise, the Portfolio may hold or trade convertible securities. In selecting convertible securities for the Portfolio, the Portfolio's Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Portfolio's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


WARRANTS

     A Portfolio may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of a Portfolio's policy.


SWAPS, CAPS, FLOORS AND COLLARS

     A Portfolio may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Portfolio's Adviser. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


LOWER-RATED SECURITIES

     A Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds") to the extent described in the relevant Prospectus. The lower ratings of certain securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, a Portfolio may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although its Adviser will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective.

     The amount of information about the financial condition of an issuer of tax exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Therefore, to the extent a Portfolio invests in tax exempt securities in the lower rating categories, the achievement of the Portfolio's goals is more dependent on its Adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.


INDEXED SECURITIES

     A Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

     Indexed securities differ from other types of debt securities in which a Portfolio may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

     Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Portfolio's securities denominated in linked currencies. For example, if a Portfolio's Adviser considers that the Austrian schilling is linked to the German deutschmark (the "Dmark"), the Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars.

EURODOLLAR INSTRUMENTS

     A Portfolio may make investments in Eurodollar instruments.Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.


SEGREGATION OF ASSETS

     A Portfolio may at times segregate assets in respect of certain transactions in which the Portfolio enters into a commitment to pay money or deliver securities at some future date (such as futures contracts or reverse repurchase agreements, to the extent not used for leverage). Any such segregated account will be maintained by the Trust's custodian and may contain cash, U.S. government securities, liquid high grade debt obligations, or other appropriate assets.

                            MANAGEMENT OF THE TRUST

     The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.





                                              POSITION HELD
NAME AND ADDRESS                              WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-------------------------------------------   --------------   --------------------------------------------------------------
Daniel J. Ludeman* (42)                       Chairman         Chairman and Chief Executive Officer Mentor Investment
c/o Mentor Variable Investment Portfolios     and Trustee      Group, Inc.; Chairman and Director Mentor Income Fund,
901 E. Byrd Street                                             Inc., and America's Utility Fund, Inc.; Chairman and
Richmond, VA 23219                                             Trustee, Cash Resource Trust, Mentor Institutional Trust and
                                                               Mentor Funds.
Arnold H. Dreyfuss (70)                       Trustee          Chairman, Eskimo Pie Corporation; Trustee, Cash Resource
P.O. Box 18156                                                 Trust, Mentor Institutional Trust and Mentor Funds; Director,
Richmond, Virginia 23226                                       Mentor Income Fund, Inc. and America's Utility Fund, Inc.;
                                                               formerly, Chairman and Chief Executive Officer, Hamilton
                                                               Beach/Proctor-Silex, Inc.
Thomas F. Keller (67)                         Trustee          R.J. Reynolds Industries Professor of Business Adminis-
Fuqua School of Business                                       tration and Former Dean of Fuqua School of Business, Duke
Duke University                                                University; Director of LADD Furniture, Inc., Wendy's
Durham, NC 27706                                               International, Inc., American Business Products, Inc., Dimon,
                                                               Inc., and Biogen, Inc.; Director of Nations Balanced Target
                                                               Maturity Fund, Inc., Nations Government Income Term Trust
                                                               2003, Inc., Nations Government Income Term Trust 2004,
                                                               Inc., Hatteras Income Securities, Inc., Nations Institutional
                                                               Reserves, Nations Fund Trust, Nations Fund, Inc., Nations
                                                               Fund Portfolios, Inc., and Nations LifeGoal Funds, Inc.
                                                               Trustee, Cash Resource Trust, Mentor Institutional Trust and
                                                               Mentor Funds; Director, Mentor Income Fund, Inc. and
                                                               America's Utility Fund, Inc.
Louis W. Moelchert, Jr. (57)                  Trustee          Vice President for Investments, University of Richmond;
University of Richmond                                         Trustee, Cash Resource Trust, Mentor Institutional Trust and
Richmond, VA 23173                                             Mentor Funds; Director, Mentor Income Fund, Inc. and
                                                               America's Utility Fund, Inc.
Troy A. Peery, Jr. (52)                       Trustee          Trustee, Cash Resource Trust, Mentor Institutional Trust and
c/o Mentor Variable Investment Portfolios                      Mentor Funds; Director, Mentor Income Fund, Inc. and
901 E. Byrd Street                                             America's Utility Fund, Inc. Formerly, President of
Richmond, Virginia 23230                                       Heilig-Meyers Company.
Peter J. Quinn, Jr.* (38)                     Trustee          Managing Director, Mentor Investment Group, LLC, and
c/o Mentor Variable Investment Portfolios                      Mentor Services Inc.; Trustee, Cash Resource Trust, Mentor
901 E. Byrd Street                                             Institutional Trust and Mentor Funds; Director, Mentor
Richmond, VA 23219                                             Income Fund, Inc. and America's Utility Fund, Inc.
Arch T. Allen, III (58)                       Trustee          Attorney at law, Raleigh, North Carolina; Trustee, Cash
c/o Mentor Variable Investment Portfolios                      Resource Trust, Mentor Institutional Trust and Mentor
901 E. Byrd Street                                             Funds; Director, Mentor Income Fund, Inc. and America's
Richmond, VA 23219                                             Utility Fund, Inc.; formerly, Vice Chancellor for
                                                               Development and University Relations, University of North
                                                               Carolina at Chapel Hill.
Weston E. Edwards (64)                        Trustee          President, Weston Edwards & Associates; Trustee Cash
c/o Mentor Variable Investment Portfolios                      Resource Trust, Mentor Institutional Trust and Mentor
901 E. Byrd Street                                             Funds; Director, Mentor Income Fund, Inc. and America's
Richmond, VA 23219                                             Utility Fund, Inc.; Founder and Chairman, The Housing
                                                               Roundtable; formerly, President, Smart Mortgage Access,
                                                               Inc.

                                              POSITION HELD
NAME AND ADDRESS                              WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-------------------------------------------   --------------   ----------------------------------------------------------------
Jerry R. Barrentine (64)                      Trustee          President, J.R. Barretine & Associates; Trustee, Cash
c/o Mentor Variable Investment Portfolios                      Resource Trust, Mentor Institutional Trust and Mentor
901 E. Byrd Street                                             Funds; Director, Mentor Income Fund, Inc. and America's
Richmond, VA 23219                                             Utility Fund, Inc.; formerly, Executive Vice President and
                                                               Chief Financial Officer, Barclays/American Mortgage
                                                               Director Corporation; Managing Partner, Barrentine Lott &
                                                               Associates.
J. Garnett Nelson (59)                        Trustee          Consultant, Mid-Atlantic Holdings, LLC; Trustee, Cash
c/o Mentor Variable Investment Portfolios                      Resource Trust, Mentor Institutional Trust and Mentor
901 E. Byrd Street                                             Funds; Director, Mentor Income Fund, Inc., America's
Richmond, VA 23219                                             Utility Fund, Inc., GE Investment Funds, Inc., and Lawyers
                                                               Title Corporation; Member, Investment Advisory Committee,
                                                               Virginia Retirement System; formerly, Senior Vice President,
                                                               The Life Insurance Company of Virginia.
Paul F. Costello (38)                         President        Managing Director, Wheat First Butcher Singer, Inc. and
c/o Mentor Variable Investment Portfolios                      Mentor Investment Group, LLC; President, Cash Resource
901 E. Byrd Street                                             Trust, Mentor Income Fund, Inc., Mentor Funds, Mentor
Richmond, VA 23219                                             Institutional Trust and America's Utility Fund, Inc.; Director,
                                                               Mentor Perpetual Advisors, LLC.
Terry L. Perkins (52)                         Treasurer        Senior Vice President and Treasurer, Mentor Investment
c/o Mentor Variable Investment Portfolios                      Group, LLC; Treasurer, Mentor Funds, Cash Resource Trust,
901 E. Byrd Street                                             Mentor Institutional Trust, Mentor Income Fund, Inc.
Richmond, VA 23219
Michael Wade (32)                             Assistant        Vice President and Controller, Mentor Investment Group,
c/o Mentor Variable Investment Portfolios     Treasurer        LLC Assistant Treasurer, Mentor Income Fund, Inc., Cash
901 E. Byrd Street                                             Resource Trust, Mentor Funds, Mentor Institutional Trust
Richmond, VA 23219                                             and America's Utility Fund.



     The table below shows the fees paid to each Trustee by the Trust for the 1998 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1997 calendar year.





                                     AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM ALL
                                         FROM THE TRUST          COMPLEX FUNDS (27 FUNDS)
                                     (FISCAL YEAR END 1998)        (CALENDAR YEAR 1998)
                                    ------------------------   ----------------------------
Daniel J. Ludeman ...............   5.31                       $     0
Arnold H. Dreyfuss ..............   5.31                       $34,000
Thomas F. Keller ................   5.31                       $29,000
Louis W. Moelchert, Jr. .........   5.31                       $33,000
J. Garnett Nelson ...............   5.31                       $40,000
Troy A. Peery, Jr. ..............   5.31                       $32,000
Peter J. Quinn, Jr. .............   5.31                       $     0
Jerry R. Barrentine .............   5.31                       $41,000
Weston E. Edwards ...............   5.31                       $42,000
Arch T. Allen III ...............   5.31                       $35,000



     The Trustees do not receive pension or retirement benefits from the Trust.


     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                        PRINCIPAL HOLDERS OF SECURITIES

     As of    , 1998, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of each Portfolio. To the knowledge of the Trust, no person owned of record or beneficiary more than 5% of the outstanding shares of any Portfolio as of that date, except the following:





 PORTFOLIO     HOLDER     PERCENTAGE OWNERSHIP
-----------   --------   ---------------------



                         INVESTMENT ADVISORY SERVICES
     Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to each Portfolio other than the International Portfolio. Mentor Perpetual Advisors, LLC ("Mentor Perpetual") serves as investment adviser to the Interna tional Portfolio. Van Kampen Management, Inc. ("Van Kampen") serves as subadviser to the VIP High Income Portfolio.


     Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC, ("Mentor Investment Group") and its affiliates. Mentor Investment Group which is a subsidiary of Wheat First Butcher Singer, Inc. ("WFBS"), which is in turn a wholly owned subsidiary of First Union Corp. Mentor Perpetual is owned equally by Mentor Advisors and Perpetual plc, a diversified financial services holding company. EVEREN Capital Corporation has a 20% ownership in Mentor Invest ment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Subject to the general oversight of the Trustees, each investment adviser manages the applicable Portfolio in accordance with the stated policies of that Portfolio and of the Trust. Each makes investment decisions for the Portfolio and places the purchase and sale orders for portfolio transactions. The investment advisers bear all their expenses in connection with the performance of their services (except as may be approved from time to time by the Trustees) and pay the salaries of all officers and employees who are employed by them and the Trust.

     Each Portfolio's investment adviser provides the Trust with investment officers who are authorized to execute pur chases and sales of securities. Investment decisions for the Trust and for the other investment advisory clients of the invest ment advisers and their affiliates are made with a view to achieving their respective investment objectives. Investment deci sions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are sell ing the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such secu rity are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients. Each investment adviser employs professional staffs of portfolio manag ers who draw upon a variety of resources for research information for the Trust.

     Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, compensation paid under a Portfolio's 12b-1 plan, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat, First Securities, Inc. and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution, and certain costs incurred by Mentor Investment Group in responding to share holder inquiries as approved by the Trustees from time to time, to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

     Under the applicable Management Contract with the Trust in respect of each Portfolio, subject to such policies as the Trustees may determine, Mentor Advisors or Mentor Perpetual, as the case may be, at its expense, furnishes continuously an investment program for the Portfolio and makes investment decisions on behalf of the Portfolio. Subject to the control of the Trustees, Mentor Advisors or Mentor Perpetual, as the case may be, also manages, supervises and conducts the other affairs and business of the Portfolio, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the Portfolio's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the Portfolio's portfolio securities. Mentor Advisors or Mentor Perpetual, as the case may be, may place portfolio transactions with broker-dealers which furnish Mentor Advisors or Mentor Perpetual, without cost to it, certain research, statistical and quotation services of value to Mentor Advisors or Mentor Perpetual and their affiliates in advising the Portfolio and other clients. In so doing, Mentor Advisors or Mentor Perpetual may cause a Portfolio to pay greater brokerage commissions than it might otherwise pay.

     Each Management Contract provides that Mentor Advisors or Mentor Perpetual, as the case may be, shall not be subject to any liability to a Portfolio or to any shareholder of a Portfolio for any act or omission in the course of or connected with rendering services to a Portfolio in the absence of its willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

     Each of the Management Contracts is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the investment adviser in question, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contracts are terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by the applicable investment adviser. Each terminates automatically in the event of its assignment (as defined in the 1940
Act).

                            ADMINISTRATIVE SERVICES

     Mentor Investment Group, LLC serves as administrator to each of the Portfolios pursuant to an Administration Agreement.

     Pursuant to the Administration Agreement, Mentor Investment Group provides continuous business management services to the Portfolios and, subject to the general oversight of the Trustees, manages all of the business and affairs of the Portfolios subject to the provisions of the Trust's Declaration of Trust, By-laws and the 1940 Act, and other policies and instructions the Trustees may from time to time establish. Mentor Investment Group pays the compensation of all officers and executive employees of the Trust (except those employed by or serving at the request of an investment adviser or sub-adviser) and makes available to the Trust the services of its directors, officers, and employees as elected by the Trustees or officers of the Trust. In addition, Mentor Investment Group provides all clerical services relating to the Portfolios' business. As compensation for its services, Mentor Investment Group receives a fee from each Portfolio calculated daily at the annual rate of .10% of a Portfolio's average daily net assets.

     The Administration Agreement must be approved at least annually with respect to each Portfolio by a vote of a majority of the Trustees who are not interested persons of Mentor Investment Group or the Trust. The Agreement may be terminated at any time without penalty on 30 days notice by Mentor Investment Group, or immediately in respect of any Portfolio upon notice by the Trustees or by vote of a majority of the outstanding voting securities of that Portfolio. The Agreement terminates automatically in the event of any assignment (as defined in the 1940 Act).


                            BROKERAGE TRANSACTIONS

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in certain fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, each investment adviser may receive brokerage and research services and other similar services from many broker-dealers with which such investment adviser places a Portfolio's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment adviser's managers and analysts. Where the services referred to above are not used exclusively by the investment adviser for research purposes, the investment adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to the investment adviser and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing all or any of the Portfolios. The management fee paid by a Portfolio is not reduced because its investment adviser or any of its affiliates receive these services even though the investment adviser might otherwise be required to purchase some of these services for cash.

     A Portfolio's investment adviser places all orders for the purchase and sale of portfolio investments for the Portfolio and buys and sells investments for the Portfolio through a substantial number of brokers and dealers. The investment adviser seeks the best overall terms available for the Portfolio, except to the extent the investment adviser may be permitted to pay higher brokerage commissions as described below. In doing so, the investment adviser, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the relevant advisory agreement, a Portfolio's investment adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to that adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. An investment adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that
Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, each investment adviser will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.


     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, an investment adviser may consider sales of shares of a Portfolio (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.

     The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat"), First Union Brokerage Services ("FUBS"), and EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors and Mentor Perpetual. The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat, FUBS, and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat, FUBS, and EVEREN will not participate in brokerage commissions given by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat, FUBS, and EVEREN in over-the-counter securities in which Wheat, FUBS, or EVEREN makes a market.

     Under rules adopted by the SEC, Wheat, FUBS, and EVEREN may not execute transactions for a Portfolio on the floor of any national securities exchange, but may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat, FUBS, and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation they receive from a Portfolio. The Trust has been advised by Wheat that on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.



                               HOW TO BUY SHARES

     Except under certain circumstances described in the Trust's or an individual Portfolio's prospectus, shares of the Portfolios are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Portfolios is explained in the relevant prospectus under the section entitled "Sales and Redemptions".


                                 DISTRIBUTION

     Mentor Distributors, LLC is the principal underwriter of shares of the Trust, which are continuously offered, and shares of the other continuously offered funds in the Mentor family. Mentor Distributors is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

     The Trust, on behalf of each Portfolio, has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The purpose of each Plan is to permit each Portfolio to compensate Mentor Distributors and participating insurance companies for services provided and expenses incurred by it in promoting the sale of shares of the Portfolio, reducing redemptions, or maintaining or improving services provided to shareholders and separate account holders. Each Plan provides for payments by each Portfolio to Mentor Distributors at the annual rate of up to 0.25% of a Portfolio's average daily net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend a Plan as to any Portfolio or such periods as they may determine. Mentor Distributors may remit some or all of such payments to participating insurance companies which offer shares of the relevant Portfolio. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees.

     Continuance of a Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust, and have no direct or indirect financial interest in the operation of a Plan and related agreements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Plan must be likewise approved by the Trustees and the Qualified Trustees.

     A Plan may not be amended in order to increase materially the costs which a Portfolio may bear for distribution pursuant to the Plan without also being approved by a majority of the outstanding voting securities of that Portfolio. Each Plan terminates automatically in the event of its assignment and may be terminated as to any Portfolio without penalty, at any time, by a vote of a majority of the outstanding voting securities of the affected Portfolio or by a vote of a majority of the Qualified Trustees.


                          DETERMINING NET ASSET VALUE

     The Trust determines the net asset value per share of each Portfolio once each day the New York Exchange (the "Exchange") is open as of the close of regular trading on the Exchange. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin L. King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.

     Securities for which market quotations are readily available are valued at prices which, in the opinion of a Portfolio's investment adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutionalsize trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Portfolio are restricted as to resale, the Portfolio's investment adviser determines their fair values. The fair value of such securities is generally determined as the amount which a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     In the case of certain fixed-income securities, including certain less common mortgage-backed securities, market quotations are not readily available to the Portfolios on a daily basis, and pricing services may not provide price quotations. In such cases, the Portfolio's investment adviser is typically able to obtain dealer quotations for each of the securities on at least a weekly basis. On any day when it is not practicable for the investment adviser to obtain an actual dealer quotation for a security, the investment adviser may reprice the securities based on changes in the value of a U.S. Treasury security of comparable duration. When the next dealer quotation is obtained, the investment adviser compares the dealer quote against the price obtained by it using its U.S. Treasury-spread calculation, and makes any necessary adjustments to its calculation methodology. The investment adviser attempts to obtain dealer quotes for each security at least weekly, and on any day when there has been an unusual occurrence affecting the securities which, in the investment adviser's view, makes pricing the securities on the basis of U.S. Treasuries unlikely to provide a fair value of the securities.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's net asset value is not calculated. A Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by procedures approved as required by the Trustees.


                              REDEMPTIONS IN KIND

     Although each Portfolio intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from its investment portfolio. Redemptions in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner that the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which a Portfolio is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.


                                     TAXES

     Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. A Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.


     In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Portfolio's investments. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.


     If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If a Portfolio fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31, plus any undistributed amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A Portfolio is exempt from this excise tax if at all times during the calendar year each shareholder in the Portfolio was a segregated asset account of a life insurance company held in connection with variable contracts.

     TAX TREATMENT OF VARIABLE LIFE AND VARIABLE ANNUITY CONTRACTS. In order for variable annuity and variable life insurance contracts to receive favorable tax treatment, certain diversification requirements must be met. Treasury regulations provide that investment portfolios underlying variable contracts will be deemed adequately diversified if no more than 55% of the value of the total assets of the portfolio is represented by any one investment, no more than 70% of such value is represented by any two investments, no more than 80% of such value is represented by any three investments, and no more than 90% of such value is represented by any four investments. Alternatively, a portfolio underlying a variable contract will be adequately diversified if, as of the close of each quarter, the diversification requirements applicable to regulated investment companies are met and no more than 55% of the value of the total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies.

     Variable annuity and variable life insurance contracts may look through a regulated investment company to the assets held by the regulated investment company, and thus be treated as owning a proportionate share of such regulated investment company's assets for purposes of meeting the diversification test, provided that the regulated investment company meets certain requirements (including limitations on the nature of the regulated investment company's shareholders). Each Portfolio intends to comply with these requirements and to comply with the diversification requirements applicable to variable annuity and variable life insurance contracts.

     For a discussion of the tax consequences to owners of variable annuity and variable life insurance contracts, please refer to the prospectuses of the separate accounts that offer variable life and variable annuity contracts. Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. Depending on the contract, distributions from the contract may be subject to ordinary income tax and, in addition, some distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should consult with their own tax advisers regarding possible tax consequences in their particular situations.

     HEDGING TRANSACTIONS. If a Portfolio engages in transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Portfolio or defer losses to the Portfolio. These rules could therefore affect the amount and timing of distributions to shareholders, and could require the Portfolio to liquidate securities it otherwise would have continued to hold in order to meet its distribution requirement. A Portfolio will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Portfolio.

     SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     FOREIGN SECURITIES. Investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Portfolio's yield on those securities. In addition, investments in certain foreign securities may have the effect of accelerating the recognition of income (without the receipt of cash) and therefore increasing the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Portfolio's total return.

     This discussion of federal income tax treatment of the Portfolios and their shareholders is based on the law as of the date of this Statement of Additional Information.



                            INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick located at 99 High Street, Boston, Massachusetts 02110 are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

                                   CUSTODIAN

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri, is the custodian of each Portfolio, except that State Street Bank & Trust Company, P.O. Box 8602, Boston, Massachusetts serves as custodian to the Global Portfolio and as the foreign custodian to each of the other Portfolios in respect of foreign assets. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.


                            PERFORMANCE INFORMATION

     Total return for the one-, five-, and ten-year periods for each class of shares (or for the life of a class, if shorter) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Portfolio at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Portfolio during that period. Total return calculations assume reinvestment of all Portfolio distributions at net asset value on their respective reinvestment dates. Total return also may be presented for other periods.

     A Portfolio's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the Portfolio during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the Portfolio outstanding during the base period and entitled to receive dividends and (B) the net asset value per share on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Portfolio is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on costs). Dividends on equity securities are accrued daily at their stated dividend rates.

     All data are based on past performance and do not predict future results.

     At times, a Portfolio's investment adviser may reduce its compensation or assume expenses of the Portfolio in order to reduce the Portfolio's expenses. Any such fee reduction or assumption of expenses would increase a Portfolio's yield and total return during the period of the fee reduction or assumption of expenses.

     The performance of shares of each Portfolio depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the particular Portfolio is invested; changes in the expenses of a particular Portfolio; and various other factors.

     The performance of each Portfolio's shares fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return for each class of shares of the Portfolios.

     Performance information presented for the Portfolios should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable under their variable annuity contracts. These charges and expenses are not reflected in the Portfolio's performance and would reduce an investor's return under the annuity contract.


                            PERFORMANCE COMPARISONS

     Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how a Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average, and lowest. They represent a Portfolio's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the Portfolio. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

     Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.


     A Portfolio's shares also may be compared to the following indices:

     Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

     Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in the Standard & Poor's figures.

     Consumer Price Index is generally considered to be a measure of inflation.


     CDA Mutual Fund Growth Index is a weighted performance average of other mutual funds with growth of capital objectives.

     Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

     Lehman Brothers Government/Corporate (total) Index is comprised of approximately 5,000 issues, which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

     Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government.Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     Russell Growth 1000 (Russell 1000 Index) is a broadly diversified index consisting of approximately 1,000 common stocks of companies with market values between $20 million and $300 million that can be used to compare the total returns of funds whose portfolios are invested primarily in growth common stocks.

     Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank, and the Bank for Cooperatives; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.

     Salomon Brothers Mortgage-Backed Securities Index-15 Years includes the average of all 15-year mortgage securities, which include Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (Ginnie Mae).

     Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 29,000 municipal bonds, which are priced by Muller Data Corporation.

     From time to time, certain of the Portfolios that invest in foreign securities may advertise the performance of their classes of shares compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following: Morgan Stanley Capital International World Index, The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) index, J.P. Morgan Global Traded Bond Index, Salomon Brothers World Government Bond Index, and the Standard & Poor's 500 Composite Stock Price Index (S&P 500). A Portfolio also may compare its performance to the performance of unmanaged stock and bond indices, including the total returns of foreign government bond markets in various countries. All index returns are translated into U.S. dollars. The total return calculation for these unmanaged indices may assume the reinvestment of dividends and any distributions, if applicable, may include withholding taxes, and generally do not reflect deductions for administrative and management costs.

     Investors may use such indices or reporting services in addition to the Trust or an individual Portfolio's prospectus to obtain a more complete view of a particular Portfolio's performance before investing. Of course, when comparing a Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing portfolios using reporting services, or total return and yield, investors should take into consideration any relevant differences in portfolios, such as permitted portfolio compositions and methods used to value portfolio securities and compute net asset value.

     Advertisements and other sales literature for a Portfolio may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in a Portfolio based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Portfolios may advertise their performance, using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to monthly market funds using the Lipper Analytical Service money market instruments average.

     Advertisements may quote performance information which does not reflect the effect of the sales load.

     Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

     Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Funds are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

     Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

     Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Funds, Growth Funds, U.S. Government Funds, Equity Income Funds, Global Funds, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

     The Wall Street Journal publishes its Mutual Fund Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

     Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Funds are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

     Financial World publishes its monthly Independent Appraisals of Mutual Funds, a survey of approximately 1000 mutual funds. Funds are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

     Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Funds performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

     Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Funds are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Funds compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Funds are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Funds compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

     The 100 Best Mutual Funds You Can Buy authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a five-point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                    MEMBERS OF INVESTMENT MANAGEMENT TEAMS

     The following persons are investment personnel of the Portfolios' investment advisers, as indicated.
Mentor Investment Advisors, LLC

LARGE CAPITALIZATION QUALITY EQUITY GROWTH

John G. Davenport, CFA -- Managing Director, Chief Equity Officer
Mr. Davenport has 11 years of investment management experience.He joined the firm after leading equity research at the investment management firm of Lowe, Brockenbrough, & Tattersall, Inc.Mr. Davenport graduated from the University of Richmond and has an MBA from the University of Virginia.

Richard H. Skeppstrom II -- Vice President, Portfolio Manager
Mr. Skeppstrom has six years of investment management experience.Before joining the firm he was a global portfolio analyst for Saudi International Bank Portfolio Advisors.Mr. Skeppstrom began his career as a pension and benefit analyst at Johnson & Higgins of Virginia.He has earned both an undergraduate degree and an MBA from the University of Virginia.

Christopher W. Rusbuldt, CFA -- Vice President, Portfolio Manager
Mr. Rusbuldt joined the firm in 1995 and has five years' investment experience. Previously, he was an equity research analyst for Wheat First Butcher Singer. He began his career as a banker in the corporate group at NationsBank.Mr. Rusbuldt is a graduate of the University of Virginia.

Richard L. Rice -- Vice President, Portfolio Manager
Mr. Rice has twenty-five years' experience in the securities industry. Before joining Mentor, he was a partner in Parata Analytics Research. Prior responsibilities include research for Signet Asset Management, senior research analyst for Capitoline Investment Services, and positions in research at Atlanta Corporation and Southwest Banking, Inc. Mr. Rice is a graduate of the University of Florida and has completed graduate work at Georgia State University. Steven A. Certo -- Portfolio Manager

Mr. Certo joined the firm in 1997, from the equity research department of Wheat First Butcher Singer where he was a research analyst following the software industry. Mr. Certo served five years as an intelligence officer in the US Navy. His professional background also includes a year as an investment representative for Edward Jones and Co. He is a graduate of Iona College and is a level III candidate in the CFA program.


ACTIVE FIXED-INCOME

P. Michael Jones, CFA -- Managing Director, Chief Fixed-Income Officer
Mr. Jones has 10 years of investment management experience.He is the manager of Mentor Short-Duration Income Portfolio and Mentor Quality Income Portfolio, as well as Mentor Income Fund, a $120 million closed-end bond fund.Mr. Jones is responsible for the design and implementation of the fixed-income group's proprietary analytical system.He has worked as an investment manager at Ryland Capital Management, Alliance Capital Management, and Central Fidelity Bank.Mr. Jones earned an undergraduate degree from the College of William and Mary, and is enrolled in the Wharton School of the University of Pennsylvania.

Steven C. Henderson -- Vice President, Portfolio Manager
Mr. Henderson has seven years of investment management experience.He is a portfolio manager for Mentor Short-Duration Income Portfolio, Mentor Quality Income Portfolio, and Mentor Income Fund.Prior to joining the firm, Mr. Henderson was senior portfolio analyst at Ryland Capital Management, Inc. Before Ryland Capital Management, Mr. Henderson was a financial analyst at Ryland Mortgage Company.Mr. Henderson is a graduate of the University of Richmond and received an MBA from George Washington University.

Stephen R. McClelland, CFA -- Vice President, Portfolio Manager
Mr. McClelland has six years of investment management experience.He is responsible for managing institutional total-return portfolios and corporate bond portfolios.Prior to joining Mentor, Mr. McClelland was a budget analyst for three years at Wheat First Butcher Singer. He is a certified public accountant.Mr. McClelland graduated from Iowa State University and earned an MBA from Virginia Commonwealth University.

B. Keith Wantling -- Associate Vice President, Sector Specialist
Mr. Wantling has four years of investment experience. He is responsible for monitoring and evaluating opportunities in the mortgage-backed securities market. He designs and maintains spread tracking systems, prepayment data bases and other tools necessary to determine relative value in the mortgage sector. Prior to assuming his current duties, Mr. Wantling was instrumental in the construction of the fixed-income department's proprietary analytical system.

E. Marc Cheatham III -- Systems/Research Analyst
Mr. Cheatham has primary responsibility for the fixed-income team's decision support system. He builds proprietary analytical software based on specifications provided by portfolio managers and analysts. In addition, he builds and maintains the extensive historical databases used to monitor economic and market conditions.Mr. Cheatham holds an undergraduate degree in computer science from the University of Richmond.

Todd C. Kuimjian -- Credit/Research Analyst
Mr. Kuimjian has three years of investment experience. He is responsible for maintaining credit information on corporate issuers and assisting Mr. McClelland in evaluating the risk/return characteristics of corporate securities. Prior to assuming his current duties, Mr. Kuimjian served as an investment accountant/systems analyst and later as a senior investment administrator within Mentor's investment services group. He holds an undergraduate degree from Virginia Polytechnic Institute and is also a CPA.

SMALL-TO-MEDIUM CAPITALIZATION EQUITY GROWTH

Theodore W. Price, CFA -- Managing Director, Chief Investment Officer
Prior to establishing the small/mid cap. management style, Mr. Price served for 10 years as vice chairman and portfolio manager of the investment management subsidiary of Wheat First Butcher Singer. In 1985, he established the equity retail mutual fund, Mentor Growth Portfolio, which today represents nearly $600 million in assets. He is a member of the Richmond Society of Financial Analysts. Mr. Price earned both BA and MBA degrees from the University of Virginia.

Linda A. Ziglar, CFA -- Managing Director, Portfolio Manager
Ms. Ziglar joined the firm in 1991 after serving seven years as vice president of Federal Investment Counseling and Federated Research Corporation in Pittsburgh. While at Federated, Ms. Ziglar shared responsibility fro the management of more than $300 million in mutual fund and separate account assets. She is a member of the Richmond Society of Financial Analysts, the Financial Analysts Federation, and a former officer of the Pittsburgh Society of Financial Analysts.Ms. Ziglar is a summa cum laude, Phi Beta Kappa graduate of Randolph-Macon Woman's College.She earned an MBA from the University of Pittsburgh.

Jeffrey S. Drummond, CFA -- Vice President, Portfolio Manager
Mr. Drummond joined the firm in 1993 after five years in investment strategy at Wheat First Butcher Singer.While working with Wheat's chief investment strategist, he shared responsibility for the management of the Strategic Sectors Portfolio.He is a member of the Richmond Society of Financial Analysts.Mr. Drummond graduated cum laude from the University of Richmond.

Edward Rick IV -- Research Analyst
Mr. Rick joined the firm in 1994 after his experience with Davenport & Co. of Virginia, where he focused on research of insider ownership and past earnings performance of their universe of companies. He also organized research data for the firm's leading retail analysts. Mr. Rick is a magna cum laude graduate of the University of Richmond where he served as a business analyst for the University's investment club, and later as leading manager. He is a candidate in the Chartered Financial Analyst program.

TACTICAL ASSET ALLOCATION

Don R. Hays -- President, Portfolio Manager
Mr. Hays has more than 27 years' experience in securities selection and analysis of the markets.In addition to managing Mentor Strategy Portfolio, he is director of investment strategy for Wheat First Butcher Singer, a position he has held since 1984.He has also been a partner at J.C. Bradford, where he served as investment strategist for the firm and chairman of the investment policy committee.He began his investment career as a financial consultant at J.C. Bradford.Mr. Hays holds an undergraduate degree from Tennessee Polytechnic University.

Katherine A. Duggan -- Portfolio Analyst
Ms. Duggan joined Wheat First Butcher Singer in 1996 as part of the investment strategy department. Her responsibilities within the Mentor Strategy Portfolio team have focused primarily on the trading of the Portfolio and updating information used in the tactical asset allocation model employed in its management. Ms. Duggan received her BSBA from the University of Richmond in 1996.

William P. Ryder -- Research Analyst
Mr. Ryder joined Wheat First Butcher Singer in 1991 as a member of its investment strategy group, working as a research analyst on its growth and growth and income model portfolios. In 1995 he became part of the team responsible for managing the Mentor Strategy Portfolio. In that capacity he focuses primarily on conducting economic analysis, industry group studies, and asset allocation modeling. Mr. Ryder attended Virginia Commonwealth University and has five years' investment experience.

Mentor Perpetual Advisors, LLC

Rod Smyth -- Managing Director, Mentor Perpetual Advisors
Mr. Smyth is headquartered in Richmond, Virginia and has 13 years of investment experience. His previous employers include Baring Securities, Ulster Bank Investment Managers, Citicorp Scrimgeour Vickers, and Nomura International.He is a graduate of Dundee University.

Martin Arbib -- Chairman, Perpetual Portfolio Management
Mr. Arbib is chairman and founder of Perpetual, a partner in the Mentor Perpetual Advisors joint venture, where he currently leads investment management. A Charter Accountant, he has 22 years' investment management experience.

Scott McGlashan -- Far East Team Leader
Mr. McGlashan is lead manager of Mentor Perpetual Global Portfolio. He has 19 years' management experience, 13 years specializing in the Far East, and 11 years' tenure at Perpetual. He is a graduate of Yale and Cambridge University.

Kathryn Langridge -- Southeast Asia Team Leader
Ms. Langridge shares responsibility with Mr. McGlashan for Far East equity investments. Before joining Perpetual in 1990, she spent eight years in Hong Kong with the investment firm of Jardine Fleming.She specializes in equity investments in the non-Japanese stock markets of the Far East. Ms. Langridge is a graduate of Cambridge University.

Bob Yerbury -- American Team Leader
Mr. Yerbury has 24 years' investment management experience, with over 21 years' experience in North American stock markets, and has been part of the Perpetual team for 13 years. Before joining Perpetual, he was a portfolio manager with Equity & Law Assurance Company. Mr. Yerbury is a graduate of Cambridge University.

Stephen Whittaker -- UK Team Leader
Mr. Whittaker joined Perpetual eight years ago and has 16 years' investment management experience. Prior to joining Perpetual, he was responsible for UK equity funds for the Save & Prosper Group. He began his fund management career with Rowe & Pitman after graduation from Manchester University.

Margaret Roddan -- Europe Team Leader
Ms. Roddan has 11 years of investment management experience, three years with Perpetual. She joined Perpetual from Mercury Asset Management, where she shared responsibility for management of continental European equity holdings. She began her career with the National Provident Institution. Ms. Roddan is a graduate of the Investment Management Program at the London Business School. She studied finance at City University and is a graduate of Bristol University.



                             SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits





                  (a)               Agreement and Declaration of Trust(1)
                  (b)               Bylaws(1)
                  (c)  (1)          Portions of Agreement and Declaration of Trust Relating to
                                    Shareholders' Rights(1)
                       (2)          Portions of Bylaws Relating to Shareholders' Rights(1)
                  (d)  (1)          Form of Management Contract with Mentor Perpetual(2)
                       (2)          Form of Management Contract with Mentor Advisors(2)

                       (3)          Form of Management Contract for High Income Portfolio(3)
                       (4)          Form of Subsidiary Agreement for High Income Portfolio(3)
                  (e)               Form of Distribution Agreement(2)
                  (f)               Not applicable
                  (g)  (1)          Form of Custody Agreement(2)
                       (2)          Form of Transfer Agency Agreement(2)
                  (h)               Form of Administration Agreement(3)
                  (i)               Opinion and Consent of Ropes & Gray(2)
                  (j)               Not applicable
                  (k)               Not applicable
                  (l)               Not applicable
                  (m)               Plan of Distribution pursuant to Rule 12b-1 (4)
                  (n)               Not applicable
                  (o)               Not applicable

-----------------

(1) Incorporated by reference from the Registrant's initial Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, filed with the Commission on March 25, 1997.

(2) Incorporated by reference from the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 12, 1998.

(3) Incorporated by reference from the Registrant's Post-Effective Amendment No. 1 on Form N-1A filed January 29, 1999.

(4)      Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant

         None.


Item 25.  Indemnification


        Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

        Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

        Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments, or
(c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person ultimately will be entitled to indemnification.

        Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interest of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust and is not liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to any Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

        Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

        Section 4. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representative or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.

                        ---------------------------

        Reference is made to the Distribution Agreement, to be filed as an amendment to this Registration Statement, which contains provisions for the indemnification by Mentor Distributors, LLC of the Registrant and Trustees and officers and controlling persons of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser


      The business and other connections of each director, officer, or partner of the entities below in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following tables.

      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.

Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.



Terry L. Perkins             Treasurer                Senior Vice President,
                             Secretary                Mentor Investment Group,
                                                      L.L.C.

Michael A. Wade              Controller               Vice President, Mentor
                                                      Investment Group, L.L.C.



(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):


                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited.

Martyn Arbib                Managing Director          Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited.

Roger C. Cormick            Managing Director          Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited.


Paul F. Costello            Managing Director          Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Funds, Mentor
                                                       Institutional
                                                       Trust, Cash Resource
                                                       Trust, Mentor Income
                                                       Fund, Inc., and America's
                                                       Utility Fund, Inc.;

Daniel J. Ludeman           Managing Director          Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC;

David S. Mossop             Managing Director          Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Peter J. Quinn, Jr.         Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.


* The address of Mentor Investment Group, LLC, Wheat, First Securities,
Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income
Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual
Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000
Broken Land Parkway, Columbia, MD 21044. The address of Perpetual
Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxon,
England, RG92AZ.


(c) Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 28 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

(d) The following is additional information with respect to the directors and officers of Van Kampen American Capital Management Inc., located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181-4486:



                                                         Other Substantial
                           Position with                 Business, Profession,
     Name                Investment Advisor              Vocation or Employment
     ----                ------------------              ----------------------
Don G. Powell           Chairman and Director           Chairman and Director,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc., Van
                                                        Kampen American Capital
                                                        Investment Advisory
                                                        Corp., and Van
                                                        Kampen American Capital
                                                        Advisors, Inc.

Philip N. Duff          Chief Executive Officer         President and Chief
                                                        Executive Officer,
                                                        VK/AC Holding, Inc.
                                                        and Van Kampen American
                                                        Capital, Inc.

Dennis J. McDonnell     President and Chief             Executive Vice
                          Operating Officer             President, VK/AC
                                                        Holding, Inc. and Van
                                                        Kampen American
                                                        Capital, Inc.;
                                                        President and Chief
                                                        Operating Officer, Van
                                                        Kampen American
                                                        Capital Advisors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc.,
                                                        and Van Kampen
                                                        American Capital
                                                        Investment Advisory
                                                        Corp.

Ronald A. Nyberg        Executive Vice President        Executive Vice
                          and General Counsel           President and General
                                                        Counsel, VK/AC Holding,
                                                        Inc., Van Kampen
                                                        American Capital, Inc.,
                                                        Van Kampen American
                                                        Capital Distributors,
                                                        Inc., Van Kampen
                                                        American Asset
                                                        Management, Inc., Van
                                                        Kampen American
                                                        Investment Advisory
                                                        Corp., and Van Kampen
                                                        American Capital
                                                        Advisors, Inc.

William R. Rybak        Executive Vice President        Executive Vice
                          and Chief Financial           President and Chief
                          Officer                       Financial Officer,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management Inc., Van
                                                        Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Peter W. Hegel          Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital Asset
                                                        Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Alan T. Sachtleben      Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital
                                                        Asset Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.



Item 27.  Principal Underwriters:


     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:


          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Short-Duration Income Portfolio
             o Mentor Balanced Portfolio
             o Mentor Capital Growth Portfolio
             o Mentor Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth Portfolio
             o Mentor Quality Income Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor U.S. Government Money Market Portfolio
             o Mentor Money Market Portfolio
             o Mentor Tax-Exempt Money Market Portfolio
             o Mentor Global Emerging Companies Portfolio
             o Mentor High Yield Portfolio

          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund
             o Cash Resource North Carolina Tax-Exempt Money Market Fund
             o Cash Resource Pennsylvania Tax-Exempt Money Market Fund
             o Cash Resource Virginia Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP Strategy Portfolio
             o Mentor VIP Balanced Portfolio
             o Mentor VIP Capital Growth Portfolio
             o Mentor VIP Perpetual International Portfolio
             o Mentor VIP High Income Portfolio

     (b)  Information concerning officers of Mentor Distributors, LLC:

Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


     (c)  Inapplicable.

Item 28.  Location of Accounts and Records


         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Terry
L. Perkins; Registrant's investment adviser, Mentor Investment Advisors LLC, and Registrant's transfer agent and custodian, Investors Fiduciary Trust Company. The address of the Clerk and Mentor Advisors is 901 East Byrd Street, Richmond, Virginia 23219. The address of the transfer agent and custodian is 127 West 10th Street, Kansas City, Missouri.


Item 29.  Management Services

         None.

Item 30.  Undertakings


         (a) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond, and the Commonwealth of Virginia, on this fourth day of March, 1999.


                                                   MENTOR VARIABLE
                                                   INVESTMENT PORTFOLIOS


                                                   By:/s/ Paul F. Costello
                                                   -------------------------
                                                      Title:  President


        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the fourth day of March, 1999.




        Signature                                         Title
        ---------                                       --------

        *
-----------------------
Daniel J. Ludeman                                 Chairman; Trustee

        *                                         Trustee
-----------------------
Arnold H. Dreyfuss

        *
-----------------------
Thomas F. Keller                                  Trustee

        *                                         Trustee
-----------------------
Louis W. Moelchert, Jr.



        *                                         Trustee
-----------------------
Troy A. Peery, Jr.

        *                                         Trustee
-----------------------
Peter J. Quinn, Jr.

         *
-----------------------
Arch T. Allen, III                                Trustee

         *
-----------------------
Weston E. Edwards                                 Trustee

          *
-----------------------
Jerry R. Barrentine                               Trustee

         *
-----------------------
J. Garnett Nelson                                 Trustee




/s/ Paul F. Costello                              President; Principal Executive
---------------------                             Officer
    Paul F. Costello


/s/ Terry L. Perkins                              Treasurer; Principal Financial
---------------------                             Officer; Principal Accounting Officer
    Terry L. Perkins

By: /s/ Paul F. Costello
   ---------------------
     Paul F. Costello
     Attorney-in-Fact



                                 EXHIBIT INDEX

Exhibit No.
                                       Description



  99(m)                                    Plan of Distribution pursuant to
                                             Rule 12b-1 (4)